Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues
Revenues	$ 34,755,612	$ 42,296,101	$ 28,738,982
Total revenues	34,755,612	42,296,101	28,738,982
Expenses
Voyage expenses	12,325,368	13,597,685	7,291,129
Voyage expenses – related parties	434,921	522,628	340,266
Vessel operating expenses	9,049,036	8,238,848	4,716,536
Vessel operating expenses – related parties	133,500	134,667	79,250
Dry-docking costs	1,877,238	0	183,090
Depreciation	6,501,884	6,177,651	4,104,720
Management fees – related parties	642,400	586,960	396,000
General and administrative expenses	1,881,605	2,496,408	679,156
General and administrative expenses – related parties	545,230	479,288	520,874
Total expenses	33,391,182	32,234,135	18,311,021
Income from operations	1,364,430	10,061,966	10,427,961
Other (expenses)/income
Interest and finance costs	(8,397)	(13,105)	(4,471)
Interest and finance costs – related party	(365,935)	(2,460,705)	(1,363,360)
Interest income	327,840	950,816	36,107
Foreign exchange gain/(loss)	(63,677)	(160,262)	195,675
(Loss)/gain on warrants	9,218,949	(11,127,077)	0
Other (expenses)/income, net	9,108,780	(12,810,333)	(1,136,049)
Net income/(loss)	$ 10,473,210	$ (2,748,367)	$ 9,291,912
Earnings/(loss) per share (Note 9)
-Basic	$ 46.5	$ (351.58)	$ 47,133.25
-Diluted	$ 3.98	$ (351.58)	$ 18,911.99
Weighted average number of shares (Note 9)
-Basic	89,967	23,007	181
-Diluted	350,055	23,007	487